Investments - Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarized financial information of unconsolidated entities
Total assets	$ 243,214.2	$ 255,348.3
Total liabilities	236,034.5	242,639.6
Total stockholders' equity	7,179.7	12,708.7	$ 13,148.5	$ 11,388.7
Total revenues	14,725.5	11,008.8	11,664.9
Net income (loss)	4,723.2	1,453.6	1,067.4
Other Types of Investments
Cash surrender value of company owned life insurance	1,115.6	1,032.1
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Summarized financial information of unconsolidated entities
Total assets	128,765.7	106,743.2
Total liabilities	12,335.4	11,862.3
Total stockholders' equity	116,430.3	94,880.9
Total revenues	36,915.1	17,674.2	11,761.4
Net income (loss)	33,194.6	14,083.1	7,350.8
Our share of net income of unconsolidated entities	119.5	229.6	$ 46.4
Net Investment in unconsolidated entities
Summarized financial information of unconsolidated entities
Net investment in unconsolidated entities	$ 1,275.5	$ 957.1